Financial Instruments and Risk Management - Schedule of Notional Amounts, Contractual Maturities and Rates of Hedging Instruments Designated in Hedging Relationships by Main Risk Categories (Detail)
£ in Millions
	12 Months Ended
	Jun. 30, 2018 GBP (£) USD_per_Metric_Tonnes $ / Tonne	Jun. 30, 2017 GBP (£) USD_per_Metric_Tonnes $ / Tonne
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	£ 1,068	£ 1,919
Maturity	July 2018	July 2017
Hedges of net investment in foreign operations [member] | US dollar [member]
Disclosure of detailed information about financial instruments [line items]
Range of hedged Rates	1.32
Hedges of net investment in foreign operations [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Range of hedged Rates		1.14
Hedges of net investment in foreign operations [member] | Minimum [member] | US dollar [member]
Disclosure of detailed information about financial instruments [line items]
Range of hedged Rates		1.26
Hedges of net investment in foreign operations [member] | Maximum [member] | US dollar [member]
Disclosure of detailed information about financial instruments [line items]
Range of hedged Rates		1.30
Cash flow hedges [member] | Foreign currency debt risk [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	£ 1,553	£ 1,577
Maturity	April 2023-April 2043	April 2023-April 2043
Cash flow hedges [member] | Foreign exchange risk [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	£ 1,197	£ 893
Maturity	September 2018-December 2019	July 2017-Dec 2018
Cash flow hedges [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	£ 30	£ 8
Maturity	July 2018-March 2020	July 2017-June 2018
Cash flow hedges [member] | Commodity price risk [member] | Corn [member]
Disclosure of detailed information about financial instruments [line items]
Range of hedged Rates | $ / Tonne		141.73
Cash flow hedges [member] | Minimum [member] | Foreign currency debt risk [member] | US dollar [member]
Disclosure of detailed information about financial instruments [line items]
Range of hedged Rates	1.22	1.22
Cash flow hedges [member] | Minimum [member] | Foreign exchange risk [member] | US dollar [member]
Disclosure of detailed information about financial instruments [line items]
Range of hedged Rates	1.24	1.23
Cash flow hedges [member] | Minimum [member] | Foreign exchange risk [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Range of hedged Rates	1.06	1.09
Cash flow hedges [member] | Minimum [member] | Commodity price risk [member] | Corn [member]
Disclosure of detailed information about financial instruments [line items]
Range of hedged Rates | $ / Tonne	152.76
Cash flow hedges [member] | Minimum [member] | Commodity price risk [member] | Aluminium [member]
Disclosure of detailed information about financial instruments [line items]
Range of hedged Rates | USD_per_Metric_Tonnes	2,058.75	1,912.00
Cash flow hedges [member] | Maximum [member] | Foreign currency debt risk [member] | US dollar [member]
Disclosure of detailed information about financial instruments [line items]
Range of hedged Rates	1.88	1.88
Cash flow hedges [member] | Maximum [member] | Foreign exchange risk [member] | US dollar [member]
Disclosure of detailed information about financial instruments [line items]
Range of hedged Rates	1.47	1.51
Cash flow hedges [member] | Maximum [member] | Foreign exchange risk [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Range of hedged Rates	1.18	1.31
Cash flow hedges [member] | Maximum [member] | Commodity price risk [member] | Corn [member]
Disclosure of detailed information about financial instruments [line items]
Range of hedged Rates | $ / Tonne	164.17
Cash flow hedges [member] | Maximum [member] | Commodity price risk [member] | Aluminium [member]
Disclosure of detailed information about financial instruments [line items]
Range of hedged Rates | USD_per_Metric_Tonnes	2,204	1,931
Fair value hedging instruments [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	£ 3,597	£ 3,305
Maturity	July 2018-May 2028	October 2017-April 2023
Fair value hedging instruments [member] | Minimum [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Range of hedged Rates	(0.26%)	0.93%
Fair value hedging instruments [member] | Maximum [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Range of hedged Rates	3.09%	2.12%